Long-Term Debt - MidCap Loan and Credit Facilities (Details) $ in Thousands				1 Months Ended				6 Months Ended	12 Months Ended		19 Months Ended
	Aug. 10, 2022 USD ($)	Aug. 09, 2022	May 31, 2017 USD ($)	Jul. 31, 2022	Jul. 31, 2019 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 09, 2022
Long-Term Debt
Loss on extinguishment of debt									$ (311)	$ 3,029
May 2017 Financing [Member]
Long-Term Debt
Loss on extinguishment of debt									$ 1,200
MidCap Loan Facility [Member]
Long-Term Debt
Face amount of debt			$ 12,000
Proceeds from Issuance of Debt					$ 3,500	$ 3,000	$ 1,500
Total amount outstanding					$ 20,000
Weighted average interest rate											9.50%
Prepayment amount of loan	$ 16,000
Prepayment of principal and interest	12,800
Prepayment and exit fees paid	1,700
Interest rate			2.25%
Variable rate divider			1.00
MidCap Loan Facility [Member] | LIBOR
Long-Term Debt
Basis spread on variable rate			7.25%
MidCap Credit Facility [Member]
Long-Term Debt
Maximum borrowing capacity			$ 8,000
Weighted average interest rate		7.20%		7.20%				7.20%		7.20%
Prepayment amount of loan	$ 1,500
Interest rate			2.25%
MidCap Credit Facility [Member] | LIBOR
Long-Term Debt
Basis spread on variable rate			4.95%